CONSTRUCTION IN PROGRESS (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Construction In Progress
Construction in progress	$ 9,205,124	$ 3,377,689
Payments for development project expenditure	$ 1,427,773